The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Inflation Protected Securities Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 27, 2012 (Accession No. 0001193125-12-188648), which is incorporated herein by reference.